INVESTMENTS IN AVAILABLE FOR SALE SECURITIES AT FAIR VALUE - Schedule of detailed information about investment in available for sale securities at fair value (Details) - Financial assets available-for-sale, category [Member]
$ in Thousands
12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure of fair value measurement of assets [line items]
Cost	$ 8,940
Dividends, Interest & Income	223
Gross Unrealized Losses	(352)
Estimated Fair Value December 31, 2021	8,811
U.S. Government Bonds [Member]
Disclosure of fair value measurement of assets [line items]
Cost	5,095
Dividends, Interest & Income	150
Gross Unrealized Losses	(212)
Estimated Fair Value December 31, 2021	5,033
Municipal Bonds [Member]
Disclosure of fair value measurement of assets [line items]
Cost	2,945
Dividends, Interest & Income	73
Gross Unrealized Losses	(118)
Estimated Fair Value December 31, 2021	2,900
Alternative Strategies [Member]
Disclosure of fair value measurement of assets [line items]
Cost	900
Dividends, Interest & Income	0
Gross Unrealized Losses	(22)
Estimated Fair Value December 31, 2021	$ 878